UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report

March 31, 2017

CLEARBRIDGE

SMALL CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE
VALUE

Fund objective

The Fund seeks long-term capital growth.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Value Fund for the six-month reporting period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As
always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•

Fund prices and performance,

•

Market insights and commentaries from our portfolio managers, and

•

A host of educational resources.

We look
forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II

ClearBridge Small Cap Value Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth —
released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

ClearBridge Small Cap Value Fund

III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the
“Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On
December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on
February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P
500 Indexiv gained 10.12%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexvi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Performance review

For
the six months ended March 31, 2017, Class A shares of ClearBridge Small Cap Value Fund, excluding sales charges, returned 12.40%. The Fund’s unmanaged benchmark, the Russell 2000 Value Indexx, returned 13.93% for the same period. The Lipper Small Cap Value Funds Category
Average1 returned 12.54% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 313 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV

ClearBridge Small Cap Value Fund

Performance Snapshot
as of March 31, 2017 (unaudited)

(excluding sales charges)

6 months

ClearBridge Small Cap Value Fund:

Class A

12.40
%

Class C

12.02
%

Class I

12.62
%

Class IS

12.66
%

Russell 2000 Value Index

13.93
%

Lipper Small Cap Value Funds Category Average

12.54
%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns
assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses
(unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.38%, 2.07%, 0.99% and
0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense
limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for
Class C shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is
permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

ClearBridge Small Cap Value Fund

V

Investment commentary (cont’d)

RISKS: Equity securities are subject to market and price fluctuations. Stocks of small capitalization companies may involve a higher degree of risk and volatility than stocks of larger capitalization companies. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the
Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are
subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]
  Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv
  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index.
It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]
  The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

VI

ClearBridge Small Cap Value Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†
The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

1

Fund expenses
(unaudited)

Example

As a shareholder of the Fund, you
may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October
1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on
Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

Based on hypothetical total return[1]

Actual Total Return Without Sales Charge[2]

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Hypothetical Annualized Total Return

Beginning Account Value

Ending Account Value

Annualized Expense Ratio

Expenses Paid During the Period[3]

Class A

12.40
%

$
1,000.00

$
1,124.00

1.34
%

$
7.10

Class A

5.00
%

$
1,000.00

$
1,018.25

1.34
%

$
6.74

Class C

12.02

1,000.00

1,120.20

2.05

10.84

Class C

5.00

1,000.00

1,014.71

2.05

10.30

Class I

12.62

1,000.00

1,126.20

0.99

5.25

Class I

5.00

1,000.00

1,020.00

0.99

4.99

Class IS

12.66

1,000.00

1,126.60

0.87

4.61

Class IS

5.00

1,000.00

1,020.59

0.87

4.38

2

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

[1]
For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

3

Schedule of investments (unaudited)

March 31, 2017

ClearBridge Small Cap Value Fund

Security

Shares

Value

Common Stocks — 96.3%

Consumer Discretionary — 12.4%

Auto Components — 6.9%

Dana Inc.

301,720

$
5,826,213

Modine Manufacturing Co.

355,000

4,331,000
*

Superior Industries International Inc.

109,925

2,786,599

Total Auto Components

12,943,812

Hotels, Restaurants & Leisure — 1.5%

Bloomin’ Brands Inc.

138,800

2,738,524

Household Durables — 1.9%

Tupperware Brands Corp.

55,550

3,484,096

Textiles, Apparel & Luxury Goods — 2.1%

Wolverine World Wide Inc.

156,840

3,916,295

Total Consumer Discretionary

23,082,727

Consumer Staples — 2.5%

Beverages — 1.2%

Cott Corp.

182,900

2,260,644

Food & Staples Retailing — 1.3%

Weis Markets Inc.

41,370

2,467,721

Total Consumer Staples

4,728,365

Energy — 5.6%

Energy Equipment & Services — 2.3%

Forum Energy Technologies Inc.

99,130

2,051,991
*

Superior Energy Services Inc.

159,030

2,267,768
*

Total Energy Equipment & Services

4,319,759

Oil, Gas & Consumable Fuels — 3.3%

Carrizo Oil & Gas Inc.

95,080

2,724,993
*

Extraction Oil & Gas Inc.

187,000

3,468,850
*

Total Oil, Gas & Consumable Fuels

6,193,843

Total Energy

10,513,602

Financials — 28.9%

Banks — 20.1%

BankUnited Inc.

97,610

3,641,829

Camden National Corp.

43,500

1,915,740

Great Western Bancorp Inc.

44,850

1,902,089

Heartland Financial USA Inc.

38,000

1,898,100

Lakeland Bancorp Inc.

131,100

2,569,560

MainSource Financial Group Inc.

86,000

2,831,980

Signature Bank

29,060

4,312,213
 *

See Notes to Financial Statements.

4

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security

Shares

Value

Banks — continued

SVB Financial Group

20,200

$

3,759,018
*

Texas Capital Bancshares Inc.

30,220

2,521,859
*

Wesbanco Inc.

76,000

2,896,360

Western Alliance Bancorp

96,750

4,749,457
*

Wintrust Financial Corp.

63,830

4,411,930

Total Banks

37,410,135

Capital Markets — 2.7%

Affiliated Managers Group Inc.

30,420

4,987,055

  Insurance
— 3.8%

Axis Capital Holdings Ltd.

69,040

4,627,751

Crawford & Co., Class A Shares

293,659

2,390,385

Total Insurance

7,018,136

Mortgage Real Estate Investment (REITs) — 2.3%

Starwood Property Trust Inc.

189,480

4,278,458

Total Financials

53,693,784

Health Care — 5.3%

Health Care Providers & Services — 5.3%

Brookdale Senior Living Inc.

99,880

1,341,388
*

Civitas Solutions Inc.

134,620

2,470,277
*

Cross Country Healthcare Inc.

189,000

2,714,040
*

Molina Healthcare Inc.

72,800

3,319,680
*

Total Health Care

9,845,385

Industrials — 14.7%

Aerospace & Defense — 2.0%

Triumph Group Inc.

146,270

3,766,452

Building Products — 2.0%

Builders FirstSource Inc.

246,900

3,678,810
*

Commercial Services & Supplies — 4.8%

ACCO Brands Corp.

197,828

2,601,438
*

Herman Miller Inc.

89,370

2,819,624

Pitney Bowes Inc.

264,000

3,461,040

Total Commercial Services & Supplies

8,882,102

Construction & Engineering — 1.1%

Tutor Perini Corp.

61,690

1,961,742
*

Machinery — 2.3%

Briggs & Stratton Corp.

95,100

2,134,995

Manitowoc Co. Inc.

367,040

2,092,128
*

Total Machinery

4,227,123

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

5

Schedule of investments
(unaudited) (cont’d)

March 31, 2017

ClearBridge Small Cap Value Fund

Security

Shares

Value

Professional Services — 1.1%

TrueBlue Inc.

78,506

$

2,147,139
*

Road & Rail — 1.4%

Heartland Express Inc.

131,850

2,643,593

Total Industrials

27,306,961

Information Technology — 10.4%

  Electronic Equipment, Instruments & Components —
3.5%

AVX Corp.

155,460

2,546,435

Methode Electronics Inc.

85,000

3,876,000

  Total Electronic Equipment, Instruments &
Components

6,422,435

  Semiconductors & Semiconductor Equipment —
3.2%

ON Semiconductor Corp.

124,430

1,927,420
*

Rudolph Technologies Inc.

99,810

2,235,744
*

Teradyne Inc.

59,580

1,852,938

Total Semiconductors & Semiconductor Equipment

6,016,102

  Technology Hardware, Storage & Peripherals —
3.7%

Avid Technology Inc.

600,000

2,796,000
*

Cray Inc.

185,000

4,051,500
*

Total Technology Hardware, Storage & Peripherals

6,847,500

Total Information Technology

19,286,037

Materials — 5.1%

  Chemicals
— 3.2%

Koppers Holdings Inc.

89,690

3,798,371
*

Kraton Corp.

70,030

2,165,328
*

Total Chemicals

5,963,699

Paper & Forest Products — 1.9%

Boise Cascade Co.

131,120

3,500,904
*

Total Materials

9,464,603

Real Estate — 10.4%

Equity Real Estate Investment Trusts (REITs) — 10.4%

Cousins Properties Inc.

271,670

2,246,711

EastGroup Properties Inc.

26,410

1,941,927

Empire State Realty Trust Inc., Class A Shares

80,020

1,651,613

Farmland Partners Inc.

216,075

2,413,558

First Potomac Realty Trust

293,750

3,019,750

Highwoods Properties Inc.

31,480

1,546,612

Parkway Inc.

70,583

1,403,896

Retail Properties of America Inc., Class A Shares

188,550

2,718,891

Urstadt Biddle Properties Inc., Class A Shares

112,590

2,314,850

Total Real Estate

19,257,808

See Notes to Financial Statements.

6

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

ClearBridge Small Cap Value Fund

Security

Shares

Value

Utilities — 1.0%

Electric Utilities — 1.0%

Portland General Electric Co.

42,820

$

1,902,064

Total Common Stocks (Cost — $137,199,128)

179,081,336

Rate

Maturity Date

Face Amount

Convertible Bonds & Notes — 0.5%

Information Technology — 0.5%

Avid Technology Inc., Senior Bonds (Cost — $884,014)

2.000
%

6/15/20

$
1,250,000

888,282

  Total Investments before Short-Term Investments
(Cost — $138,083,142)

179,969,618

Shares

Short-Term Investments — 3.2%

State Street Institutional Treasury Money Market Fund, Premier Class (Cost — $5,899,433)

0.555
%

5,899,433

5,899,433

Total Investments — 100.0% (Cost — $143,982,575#)

185,869,051

Liabilities in Excess of Other Assets — (0.0)%

(42,265
)

Total Net Assets — 100.0%

$
185,826,786

*
Non-income producing security.

#
Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

7

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:

Investments, at value (Cost — $143,982,575)

$
185,869,051

Dividends and interest receivable

343,211

Receivable for Fund shares sold

88,695

Prepaid expenses

33,351

Total Assets

186,334,308

Liabilities:

Payable for Fund shares repurchased

133,688

Investment management fee payable

118,060

Service and/or distribution fees payable

63,193

Trustees’ fees payable

1,646

Accrued expenses

190,935

Total Liabilities

507,522

Total Net Assets

$
185,826,786

Net Assets:

Par value (Note 7)

$
89

Paid-in capital in excess of par value

128,572,046

Accumulated net investment loss

(404,139)

Accumulated net realized gain on investments

15,772,314

Net unrealized appreciation on investments

41,886,476

Total Net Assets

$
185,826,786

Net Assets:

Class A

$116,167,001

Class C

$45,602,818

Class I

$15,956,353

Class IS

$8,100,614

Shares Outstanding:

Class A

5,330,192

Class C

2,551,704

Class I

686,616

Class IS

348,234

Net Asset Value:

Class A (and redemption price)

$21.79

Class C*

$17.87

Class I (and redemption price)

$23.24

Class IS (and redemption price)

$23.26

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)

$23.12

*
Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial
Statements.

8

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the
Six Months Ended March 31, 2017

Investment Income:

Dividends & distributions

$
1,690,929

Return of capital (Note 1(c))

(675,467)

Net Dividends and Distributions

1,015,462

Interest

33,622

Less: Foreign taxes withheld

(1,646)

Total Investment Income

1,047,438

Expenses:

Investment management fee (Note 2)

690,053

Service and/or distribution fees (Notes 2 and 5)

373,308

Transfer agent fees (Note 5)

183,693

Registration fees

27,489

Legal fees

22,085

Audit and tax fees

16,011

Shareholder reports

15,817

Fund accounting fees

10,007

Trustees’ fees

6,075

Insurance

1,594

Custody fees

513

Miscellaneous expenses

2,906

Total Expenses

1,349,551

Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)

(292)

Net Expenses

1,349,259

Net Investment Loss

(301,821)

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):

Net Realized Gain From:

Investment transactions

20,202,294

REIT distributions

165,287

Net Realized Gain

20,367,581

Change in Net Unrealized Appreciation (Depreciation)

1,411,586

Net Gain on Investments

21,779,167

Increase in Net Assets From Operations

$
21,477,346

See Notes to Financial
Statements.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

9

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Year Ended September 30, 2016

2017

2016

Operations:

Net investment loss

$
(301,821)

$
(71,536)

Net realized gain

20,367,581

17,535,038

Change in net unrealized appreciation (depreciation)

1,411,586

3,483,754

Increase in Net Assets From Operations

21,477,346

20,947,256

Distributions to Shareholders From (Notes 1 and 6):

Net investment income

—

(120,016)

Net realized gains

(16,300,026)

(7,913,574)

  Decrease in Net Assets From Distributions to
Shareholders

(16,300,026)

(8,033,590)

Fund Share Transactions (Note 7):

Net proceeds from sale of shares

14,067,904

17,734,998

Reinvestment of distributions

15,206,114

7,475,925

Cost of shares repurchased

(26,734,851)

(46,384,982)

  Increase (Decrease) in Net Assets From Fund Share
Transactions

2,539,167

(21,174,059)

Increase (Decrease) in Net Assets

7,716,487

(8,260,393)

Net Assets:

Beginning of period

178,110,299

186,370,692

End of period*

$
185,826,786

$
178,110,299

  *Includes accumulated net investment loss and overdistributed net investment income, respectively, of:

$(404,139)

$(102,318)

See Notes to Financial
Statements.

10

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of
beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares[1]

2017[2]

2016

2015

2014

2013

2012

Net asset value, beginning of period

$21.07

$19.46

$23.10

$23.73

$18.81

$14.65

Income (loss) from operations:

Net investment income (loss)

(0.02)

0.02

0.05

0.06

0.05

0.00
[3]

Net realized and unrealized gain (loss)

2.64

2.42

(1.15)

1.46

4.87

4.16

Total income (loss) from operations

2.62

2.44

(1.10)

1.52

4.92

4.16

Less distributions from:

Net investment income

—

(0.00)
[3]

—

—

—

—

Net realized gains

(1.90)

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(1.90)

(0.83)

(2.54)

(2.15)

—

—

Net asset value, end of period

$21.79

$21.07

$19.46

$23.10

$23.73

$18.81

Total return[4]

12.40
%

12.97
%

(5.56)
%

6.57
%

26.22
%

28.33
%

Net assets, end of period (000s)

$116,167

$111,962

$110,749

$127,013

$123,872

$120,011

Ratios to average net assets:

Gross expenses

1.34
%[5]

1.37
%

1.32
%

1.34
%

1.33
%

1.23
%

Net expenses

1.34
[5,6]

1.35
[6,7]

1.32
[6]

1.34

1.33

1.23

Net investment income (loss)

(0.20)
[5]

0.10

0.21

0.25

0.27

0.02

Portfolio turnover rate

28
%

61
%

30
%

27
%

32
%

23
%

[1]
  Per share amounts have been calculated using the average shares method.

[2]
  For the six months ended March 31, 2017 (unaudited).

[3]
Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.
Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

11

Financial highlights (cont’d)

For a share of each class of
beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]

2017[2]

2016

2015

2014

2013

2012

Net asset value, beginning of period

$17.64

$16.53

$20.12

$21.09

$16.83

$13.22

Income (loss) from operations:

Net investment loss

(0.08)

(0.10)

(0.09)

(0.11)

(0.08)

(0.14)

Net realized and unrealized gain (loss)

2.21

2.04

(0.96)

1.29

4.34

3.75

Total income (loss) from operations

2.13

1.94

(1.05)

1.18

4.26

3.61

Less distributions from:

Net realized gains

(1.90)

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(1.90)

(0.83)

(2.54)

(2.15)

—

—

Net asset value, end of period

$17.87

$17.64

$16.53

$20.12

$21.09

$16.83

Total return[3]

12.02
%

12.20
%

(6.20)
%

5.72
%

25.31
%

27.31
%

Net assets, end of period (000s)

$45,603

$45,359

$50,909

$63,661

$72,846

$74,686

Ratios to average net assets:

Gross expenses

2.05
%[4]

2.06
%

2.04
%

2.08
%

2.04
%

2.13
%

Net expenses

2.05
[4,5,6]

2.06
[5]

2.04
[5]

2.08

2.04

2.13

Net investment loss

(0.89)
[4]

(0.59)

(0.50)

(0.50)

(0.43)

(0.90)

Portfolio turnover rate

28
%

61
%

30
%

27
%

32
%

23
%

[1]
  Per share amounts have been calculated using the average shares method.

[2]
  For the six months ended March 31, 2017 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[6]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

For a share of each class of
beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class I Shares[1]

2017[2]

2016

2015

2014

2013

2012

Net asset value, beginning of period

$22.32

$20.59

$24.20

$24.69

$19.50

$15.16

Income (loss) from operations:

Net investment income

0.01

0.09

0.14

0.15

0.11

0.04

Net realized and unrealized gain (loss)

2.81

2.57

(1.21)

1.51

5.08

4.30

Total income (loss) from operations

2.82

2.66

(1.07)

1.66

5.19

4.34

Less distributions from:

Net investment income

—

(0.10)

—

—

—

—

Net realized gains

(1.90)

(0.83)

(2.54)

(2.15)

—

—

Total distributions

(1.90)

(0.93)

(2.54)

(2.15)

—

—

Net asset value, end of period

$23.24

$22.32

$20.59

$24.20

$24.69

$19.50

Total return[3]

12.62
%

13.37
%

(5.15)
%

6.90
%

26.62
%

28.63
%

Net assets, end of period (000s)

$15,956

$14,039

$17,431

$18,249

$32,419

$20,154

Ratios to average net assets:

Gross expenses

0.99
%[4]

0.98
%

0.92
%

1.00
%

0.99
%

1.13
%

Net expenses[5]

0.99
[4]

0.98

0.92

1.00
[6]

0.99

1.05
[6]

Net investment income

0.12
[4]

0.44

0.61

0.61

0.53

0.20

Portfolio turnover rate

28
%

61
%

30
%

27
%

32
%

23
%

[1]
  Per share amounts have been calculated using the average shares method.

[2]
  For the six months ended March 31, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 1.05%.

[6]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

13

Financial highlights (cont’d)

For a share of each class of
beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]

2017[2]

2016

2015

2014

2013[3]

Net asset value, beginning of period

$22.33

$20.61

$24.21

$24.69

$23.32

Income (loss) from operations:

Net investment income

0.02

0.12

0.16

0.15

0.03

Net realized and unrealized gain (loss)

2.81

2.57

(1.22)

1.52

1.34

Total income (loss) from operations

2.83

2.69

(1.06)

1.67

1.37

Less distributions from:

Net investment income

—

(0.14)

—

—

—

Net realized gains

(1.90)

(0.83)

(2.54)

(2.15)

—

Total distributions

(1.90)

(0.97)

(2.54)

(2.15)

—

Net asset value, end of period

$23.26

$22.33

$20.61

$24.21

$24.69

Total return[4]

12.66
%

13.47
%

(5.06)
%

6.95
%

5.87
%

Net assets, end of period (000s)

$8,101

$6,750

$7,281

$9,275

$11

Ratios to average net assets:

Gross expenses

0.87
%[5]

0.88
%

0.86
%

0.87
%

1.13
%[5]

Net expenses[6]

0.87
[5]

0.88

0.86

0.87

0.99
[5,7]

Net investment income

0.22
[5]

0.57

0.68

0.59

0.30
[5]

Portfolio turnover rate

28
%

61
%

30
%

27
%

32
%

[1]
  Per share amounts have been calculated using the average shares method.

[2]
  For the six months ended March 31, 2017 (unaudited).

[3]
  For the period May 22, 2013 (inception date) to September 30, 2013.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the
Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]
Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.
Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of
Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

15

Notes to financial statements
(unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions;
information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes
the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical investments

•

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

Description

Quoted Prices (Level 1)

Other Significant Observable Inputs (Level 2)

Significant Unobservable Inputs (Level 3)

Total

Long-term investments†:

Common stocks

$
179,081,336

—

—

$
179,081,336

Convertible bonds & notes

—

$
888,282

—

888,282

Total long-term investments

179,081,336

888,282

—

179,969,618

Short-term investments†

5,899,433

—

—

5,899,433

Total investments

$
184,980,769

$
888,282

—

$
185,869,051

†
See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment
income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the
Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) REIT distributions. The character of
distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance
arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

17

Notes to financial statements
(unaudited) (cont’d)

(g) Federal and other taxes. It is the
Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h)
Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the
Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western
Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between
the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and
Class IS shares did not exceed 1.35%, 2.10%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for
Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

18

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $292.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC
(‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There
is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended
March 31, 2017, LMIS and its affiliates retained sales charges of $12,839 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2017, CDSCs paid to LMIS and its affiliates were:

Class A

Class C

CDSCs

$
3

$
119

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the
Trust.

3. Investments

During the
six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases

$
49,534,723

Sales

65,469,351

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation

$
46,712,794

Gross unrealized depreciation

(4,826,318)

Net unrealized appreciation

$
41,886,476

4. Derivative instruments and hedging activities

During the six months ended March 31, 2017, the Fund did not invest in derivative instruments.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

19

Notes to financial statements
(unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its
Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2017, class specific expenses were as follows:

Service and/or Distribution Fees

Transfer Agent Fees

Class A

$
143,922

$
131,285

Class C

229,386
*

42,602

Class I

—

9,624

Class IS

—

182

Total

$
373,308

$
183,693

*
The amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2017, the service and/or distribution fees reimbursed amounted to $292 for Class C shares.

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Class A

—

Class C

$
292

Class I

—

Class IS

—

Total

$
292

6. Distributions to shareholders by class

Six Months Ended March 31, 2017

Year Ended September 30, 2016

Net Investment Income:

Class A

—

$
10,442

Class C

—

—

Class I

—

62,927

Class IS

—

46,647

Total

—

$
120,016

Net Realized Gains:

Class A

$
9,711,739

$
4,638,373

Class C

4,699,566

2,472,905

Class I

1,195,837

524,643

Class IS

692,884

277,653

Total

$
16,300,026

$
7,913,574

7. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

20

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

Six Months Ended March 31, 2017

Year Ended September 30, 2016

Shares

Amount

Shares

Amount

Class A

Shares sold

302,586

$
6,558,888

595,232

$
11,209,298

Shares issued on reinvestment

437,859

9,558,467

238,274

4,559,733

Shares repurchased

(723,974)

(15,731,127)

(1,209,903)

(23,129,728)

Net increase (decrease)

16,471

$
386,228

(376,397)

$
(7,360,697)

Class C

Shares sold

36,502

$
651,908

111,752

$
1,754,669

Shares issued on reinvestment

247,168

4,434,199

145,422

2,343,439

Shares repurchased

(303,405)

(5,396,193)

(764,988)

(12,164,407)

Net decrease

(19,735)

$
(310,086)

(507,814)

$
(8,066,299)

Class I

Shares sold

192,257

$
4,412,589

205,723

$
4,182,364

Shares issued on reinvestment

22,390

520,564

12,273

248,453

Shares repurchased

(157,060)

(3,582,840)

(435,494)

(9,097,662)

Net increase (decrease)

57,587

$
1,350,313

(217,498)

$
(4,666,845)

Class IS

Shares sold

103,415

$
2,444,519

28,438

$
588,667

Shares issued on reinvestment

29,776

692,884

16,002

324,300

Shares repurchased

(87,287)

(2,024,691)

(95,316)

(1,993,185)

Net increase (decrease)

45,904

$
1,112,712

(50,876)

$
(1,080,218)

8. Capital loss carryforward

As of September 30, 2016, the Fund had the following net capital loss carryforward remaining:

Year of Expiration

Amount

9/30/2017

$
(2,194,015)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”)
intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

ClearBridge Small Cap Value Fund 2017 Semi-Annual Report

21

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc.
The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the
Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services
provided to the fund under the management agreement and sub-advisory agreements

The Board received and
considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and
Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services.
The Board observed that the scope of

22

ClearBridge Small Cap Value Fund

services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The
Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the
Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided
(and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and
reviewed performance information for the Fund and for all retail and institutional small-cap value funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the
Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2016. The Fund performed below the median performance of the funds in the
Performance Universe for each period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s

ClearBridge Small Cap Value Fund

23

Board approval of management and subadvisory agreements (unaudited) (cont’d)

performance was better than the Lipper category average during the third quarter. The Board also reviewed information prepared by Lipper comparing the Fund’s annualized total return for the three-year period ended June 30, 2016 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the reasons for the Fund’s underperformance versus the Performance Universe during certain periods under review and noted that the portfolio managers and portfolio management team assumed responsibility for managing the Fund in December 2015. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the
Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual
management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the
Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information
comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 13 retail front-end load small-cap value funds selected by Lipper as comparable to the Fund

24

ClearBridge Small Cap Value Fund

(the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load small-cap value funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense
Group and the Expense Universe, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and was at the median of the total expense ratios of the funds in the Expense
Universe. The Trustees also noted the Manager’s fee waiver and/or expense reimbursement arrangement.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The
Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board
noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

ClearBridge Small Cap Value Fund

25

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including
those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory
Agreements.

26

ClearBridge Small Cap Value Fund

ClearBridge

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor
Services, LLC

Custodian

State Street Bank and Trust Company

Transfer
agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

ClearBridge Small Cap Value Fund

The Fund is a separate investment series of Legg Mason
Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the
SEC’s website at www.sec.gov.

This report is submitted for the
general information of the shareholders of ClearBridge Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•

Personal information included on applications or other forms;

•

Account balances, transactions, and mutual fund holdings and positions;

•

Online account access user IDs, passwords, security challenge question responses; and

•

  Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•

  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•

The Funds’ representatives such as legal counsel, accountants and auditors; and

•

Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART
OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’
behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive
to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to
you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01653 5/17 SR17-3047

ITEM 2.
CODE OF ETHICS.

Not applicable.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.
SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.
PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.
CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities
Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this
Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940,
this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane Trust

Jane Trust

Chief Executive Officer

Date:

May 25, 2017

By:

/s/ Richard F. Sennett

Richard F. Sennett

Principal Financial Officer

Date:

May 25, 2017